Provisions for Sundry Creditors - Summary of Provisions for Sundry Creditors and Others (Detail) - MXN ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of other provisions [abstract]
Provision for plugging of wells (Note 12)	$ 111,222,600	$ 115,514,750
Provision for trials in process (Note 18)	31,728,996	13,186,811
Provision for environmental costs	10,717,633	9,134,000
Total	$ 153,669,229	$ 137,835,561